As filed with the Securities and Exchange Commission on January 20, 2011

Securities Act Registration No. 333-11785

Investment Company Act Registration No. 811-07811

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 27 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 28 (X)

Check appropriate box or boxes

PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.

Exact name of registrant as specified in charter

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

Address of Principal Executive Offices including Zip Code

(973) 367-7521

Registrant’s Telephone Number including Area Code

Deborah A. Docs

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

Name and Address of Agent for Service

It is proposed that this filing will become effective:

(X) immediately upon filing pursuant to paragraph (b)

_on (----) pursuant to paragraph (b)

_60 days after filing pursuant to paragraph (a)(1)

_on (----) pursuant to paragraph (a)(1)

_75 days after filing pursuant to paragraph (a)(2)

_on (----) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

_this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 20th day of January, 2011.

PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.

*Judy A. Rice

President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Kevin J. Bannon	Director

* Scott E. Benjamin	Director

* Linda W. Bynoe	Director

* Michael S. Hyland	Director

* Douglas H. McCorkindale	Director

* Stephen P. Munn	Director

* Richard A. Redeker	Director

* Judy A. Rice	Director and President-Principal Executive Officer

* Robin B. Smith	Director

* Stephen G. Stoneburn	Director

* Grace C. Torres	Treasurer and Principal Financial and Accounting Officer

*By: /s/ Jonathan D. Shain Jonathan D. Shain	Attorney-in-Fact	January 20, 2011

* Power of Attorney dated March 9, 2010. Incorporated by reference to exhibit (q) to Prudential Global Real Estate Fund Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 333-42705) filed via EDGAR on March 15, 2010.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase